7. Income Taxes (Tables)	4 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income tax table
2014
Current:
Federal	$–

Deferred:
NOL Carryforwards	$210,000
Valuation allowance	(210,000)
Deferred tax assets, net	$–